UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/07



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     212.888.5959

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   02/01/08

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   55

                                        -------


Form 13F Information Table Value Total:  $149,620
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    24347   288742 SH       SOLE                   288742
ABBOTT LABS COM                COM              002824100      225     4000 SH       SOLE                     4000
ADOBE SYSTEMS                  COM              00724F101     1991    46598 SH       SOLE                    46598
AMAZON COM INC COM             COM              023135106     2669    28810 SH       SOLE                    28810
AMERICAN EXPRESS CO COM        COM              025816109     1977    38004 SH       SOLE                    38004
AMERIPRISE FINANCIAL INC.      COM              03076C106     1815    32930 SH       SOLE                    32930
APPLE COMPUTER                 COM              037833100     9582    48375 SH       SOLE                    48375
AT&T INC                       COM              00206r102     2376    57165 SH       SOLE                    57165
ATS MED INC COM                COM              002083103      110    50000 SH       SOLE                    50000
BERKSHIRE HATHAWAY INC CL B    COM              084670207      308       65 SH       SOLE                       65
BURLINGTON NRTHN SANTA COM     COM              12189T104     1964    23600 SH       SOLE                    23600
CAPSTONE TURBINE CORP.         COM              14067D102       41    25000 SH       SOLE                    25000
CBL & ASSOC PPTYS INC          COM              124830100      220     9200 SH       SOLE                     9200
CHEVRON CORPORATION COM        COM                             597     6398 SH       SOLE                     6398
CISCO SYS INC COM              COM              17275R102     6263   231377 SH       SOLE                   231377
CME CROUP INC                  COM              12572Q105     3471     5060 SH       SOLE                     5060
COGENT COMMUNICATIONS GROUP    COM              19239V302     1921    81000 SH       SOLE                    81000
CVS/CAREMARK CORP.             COM              126650100     2325    58480 SH       SOLE                    58480
DEERE & CO COM                 COM              244199105     3702    39750 SH       SOLE                    39750
EMERSON ELEC CO COM            COM              291011104     2738    48330 SH       SOLE                    48330
EXELON CORP                    COM              30161N101     2266    27750 SH       SOLE                    27750
EXXON MOBIL CORP.              COM              30231G102     2258    24104 SH       SOLE                    24104
FIRST ENERGY CORP              COM              337932107     2038    28175 SH       SOLE                    28175
FIRST SOLAR INC.               COM              336433107     5263    19700 SH       SOLE                    19700
FREEPORT MCMORAN               COM              35671D857     2957    28870 SH       SOLE                    28870
GARMIN LTD                     COM              g37260109     1960    20210 SH       SOLE                    20210
GENERAL ELEC CO COM            COM              369604103     2380    64200 SH       SOLE                    64200
GILEAD SCIENCES                COM              375558103     2059    44750 SH       SOLE                    44750
GOLDMAN SACHS GROUP INC        COM              38141G104     2180    10136 SH       SOLE                    10136
GOOGLE                         COM              38259P508     3482     5035 SH       SOLE                     5035
HEWLETT PACKARD CO.            COM              428236103     2307    45700 SH       SOLE                    45700
JOHNSON & JOHNSON COM          COM              478160104     2318    34758 SH       SOLE                    34758
KEYCORP NEW COM                COM              493267108      281    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     2994    50825 SH       SOLE                    50825
MEMC ELECTRONICS               COM              552715104     2727    30815 SH       SOLE                    30815
MERCK & CO INC COM             COM              589331107     2542    43745 SH       SOLE                    43745
MICROSOFT CORP COM             COM              594918104     5298   148828 SH       SOLE                   148828
MONSANTO CO                    COM              61166w101     4981    44595 SH       SOLE                    44595
NOKIA                          COM              654902204     2179    56750 SH       SOLE                    56750
NORTHSTAR REALTY FIN CORP      COM              66704r100      178    20000 SH       SOLE                    20000
NUVASIVE INC.                  COM              670704105     1744    44130 SH       SOLE                    44130
NYSE EURONEXT                  COM              629491101     2036    23200 SH       SOLE                    23200
PNC BANK CORP.                 COM              693475105      656    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     1481    20173 SH       SOLE                    20173
QUALCOMM INC COM               COM              747525103     1952    49601 SH       SOLE                    49601
RESEARCH IN MOTION LTD         COM              760975102     4433    39095 SH       SOLE                    39095
SCHLUMBERGER LTD COM           COM              806857108     3453    35100 SH       SOLE                    35100
SMITH INTL INC                 COM              832110100     2779    37625 SH       SOLE                    37625
ST JUDE MED INC COM            COM              790849103     1958    48175 SH       SOLE                    48175
SUNPOWER CORP.                 COM              867652109     2704    20735 SH       SOLE                    20735
TRANSOCEAN SEDCO FOREX INC     COM              G90078109     2752    19225 SH       SOLE                    19225
UMPQUA HOLDINGS CORP           COM              904214103      153    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109      211     2758 SH       SOLE                     2758
UTIX GROUP INC                 COM              918032202        3    33515 SH       SOLE                    33515
VMWARE INC                     COM              928563402     2014    23700 SH       SOLE                    23700